SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE

The Company disaggregates its revenue by geographic region as follows:

	For the Fiscal Years Ended June 30,
	2026	%	2025	%	2024	%
Players located in the United States	$65,093,289	62.2%	$74,134,697	62.8%	$93,241,993	64.2%
Players located in Europe	17,790,770	17.0%	18,415,626	15.6%	21,349,802	14.7%
Players located in other regions	21,767,531	20.8%	25,498,559	21.6%	30,644,954	21.1%
Total revenue	$104,651,590	100%	$118,048,882	100%	$145,236,749	100%

SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2025	$10,423,418	$1,871,120
Balance as of June 30, 2026	8,042,595	1,471,074

SCHEDULE OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the year ended June 30, 2026 and 2025, respectively.

	As of June 30,
	2026	2025
Balance at the beginning of the year	$1,871,120	$2,830,068
Cash received	93,934,483	105,350,306
Revenue recognized	94,424,013	106,343,226
Foreign currency translation	89,484	33,972
Balance at the end of the year	$1,471,074	$1,871,120

SCHEDULE OF FAIR VALUE HIERARCHY

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of June 30, 2026 and 2025:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Short-term investments
Investment in marketable equity securities	$5,102,400	$-	$-	$5,102,400
	$5,102,400	$-	$-	$5,102,400

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Short-term investments
Investment in marketable equity securities	$1,345,154	$-	$-	$1,345,154
	$1,345,154	$-	$-	$1,345,154

SCHEDULE OF PLANT AND EQUIPMENT

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%
Leasehold improvements	Shorter of the estimated useful life or remaining lease term	-%

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIFE

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Game development cost	3-7 years
Royalties	5-8 years
Copyright	8-10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	As of June 30,
	2026	2025
Balance sheet items, except for equity accounts	$1=RMB6.7851	$1=RMB7.1636
Balance sheet items, except for equity accounts	$1=HK$7.8420	$1=HK$7.8499

	For the Years Ended June 30,
	2026	2025	2024
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=RMB6.9940	$1=RMB7.2143	$1=RMB7.2248
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=HK$7.8118	$1=HK$7.7893	$1=HK$7.8190